EMPLOYEE OPTIONS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, U[pper Limit	$ 204,900
Options Outstanding (in Shares)		196,300
Options Outstanding, Weighted Average Exercise Price	164,250
Options Exercisable, Number Outstanding (in Shares)		150,466
Options, Range of Exercise Prices $0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	0.00	$ 0.00
Range of Exercise Prices, U[pper Limit	$ 50,000	$ 4.00
Options Outstanding (in Shares)	5.34	50,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years	5 years 306 days
Options Outstanding, Weighted Average Exercise Price	$ 48,750	$ 4.00
Options Exercisable, Number Outstanding (in Shares)	4.00	46,250
Options, Range of Exercise Prices $4.50 - $21.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 4.50
Range of Exercise Prices, U[pper Limit	$ 154,900
Options Outstanding (in Shares)	6.30
Options Outstanding, Weighted Average Remaining Contractual Life	6 years
Options Outstanding, Weighted Average Exercise Price	$ 115,500
Options Exercisable, Number Outstanding (in Shares)	5.00